Mine Site Care and Maintenance (Tables)	12 Months Ended
Dec. 31, 2019
Mine Site Care and Maintenance
Schedule of mine site care and maintenance expenses

The Corporation recorded mine site care and maintenance expenses for the years ended December 31, 2019 and 2018 as follows:

	2019	2018

Mine site care and maintenance
Depreciation of property, plant and equipment	$1,244	$1,292
Salaries and contractors[1]	288	913
Materials and equipment[1]	143	346
Other expenses[1]	387	52

	$2,062	$2,603
1.	Included in mine site care and maintenance costs are refurbishment and mill maintenance costs.